Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2020
Loss Per Share [Abstract]
Schedule of reconciliation of the basic and diluted loss per share
	Six months ended June 30,
	2020	2019

Net loss attributable to the Company's common shareholders	$(1,695,996)	$(3,312,215)
Weighted average shares outstanding – Basic and diluted	25,410,047	17,806,586
Loss per share – Basic and diluted	$(0.07)	$(0.19)